TIMBERLAND ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Timberland Acquisitions
The following table summarizes the timberland acquisitions for the years ended December 31, 2024 and 2023:

	2024		2023
	Cost	Acres	Cost	Acres
Alabama (a)	—	—	$231	—
Florida	15,660	5,175	4,809	2,194
Georgia (a)	7,093	1,966	333	16
Louisiana (a)	—	—	74	—
Texas (a)	—	—	5,024	1,317
Washington	—	—	3,591	353
Total Acquisitions	$22,753	7,141	$14,062	3,880

(a)Includes costs incurred in 2023 associated with acquisitions completed in the fourth quarter of 2022.